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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bain Capital Venture Investors, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-13588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Krupka
Title:    Managing Director
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Michael Krupka             Boston, MA                05/15/2013
---------------------------  -----------------------  -------------------------
       [Signature]                [City, State]                [Date]

* Michael Krupka is the Managing Director of Bain Capital Venture Investors, LLC, which is the administrative member of Bain Capital Venture Integral Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                                -------
Form 13F Information Table Entry Total:            2
                                                -------
Form 13F Information Table Value Total:          8,975
                                                -------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                Name

1     28-13589               Bain Capital Venture Integral Investors, LLC

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                               BAIN CAPITAL VENTURE INVESTORS, LLC
                           FORM 13F INFORMATION TABLE AS OF 3/31/2013

                                                                                                                    VOTING
                                                                                                                    AUTHORITY
                                                                           VALUE    OTHER     INVESTMENT   -------------------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP         SHARES    (x$1000)  MANAGERS   DISCRETION    SOLE     SHARED   NONE
----------------------------  --------------  -----------    ----------  -------- ---------- ------------  -----    -------  -------
NANOSPHERE INC                COM               63009F105      1,791,601    3,924                 Sole        X
VONAGE HLDGS CORP             COM               92886T201      1,747,634    5,051                 Sole        X